Fair Value Measurements - Schedule of Fair Value of Financial Instruments (Details) - Level 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Private Placement Warrants [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning balance	$ 1,880,000	$ 940,000
Initial value of Conversion Event Liability
Reclassification from a liability classification to equity
Reclassification of Public Warrants to Level 3
Change in fair value	5,358,000	940,000
Ending balance	7,238,000	1,880,000
Public Warrants [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning balance	2,300,000
Initial value of Conversion Event Liability
Reclassification from a liability classification to equity	(11,500,000)
Reclassification of Public Warrants to Level 3		575,000
Change in fair value	9,200,000	1,725,000
Ending balance		2,300,000
Conversion Feature [Member]
Schedule of Fair Value of Financial Instruments [Line Items]
Beginning balance	684,887
Initial value of Conversion Event Liability	105,570	667,066
Reclassification from a liability classification to equity
Reclassification of Public Warrants to Level 3
Change in fair value	(63,513)	17,821
Ending balance	$ 726,944	$ 684,887